Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Mid Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — 91.5%
Aerospace & Defense — 1.9%
BAE Systems PLC	128,756	$799,645
General Dynamics Corp.	6,073	840,685
		1,640,330
Airlines — 1.4%
Southwest Airlines Co.	32,805	1,230,187
Auto Manufacturers — 2.8%
Cummins, Inc.	2,926	617,854
Honda Motor Co., Ltd., ADR	33,016	782,479
PACCAR, Inc.	11,590	988,396
		2,388,729
Auto Parts & Equipment — 1.5%
Aptiv PLC	7,622	698,785
BorgWarner, Inc.	15,058	583,347
		1,282,132
Banks — 7.0%
Commerce Bancshares, Inc.	17,201	968,244
Northern Trust Corp.	31,537	2,458,940
State Street Corp.	8,221	487,752
The Bank of New York Mellon Corp.	18,787	645,146
Truist Financial Corp.	21,201	806,698
Westamerica BanCorp	11,595	630,188
		5,996,968
Building Materials — 1.8%
Johnson Controls International PLC	38,139	1,557,978
Commercial Services — 0.4%
Euronet Worldwide, Inc.*	3,598	327,778
Computers — 1.2%
HP, Inc.	52,014	987,746
Diversified Financial Services — 2.9%
Ameriprise Financial, Inc.	7,031	1,083,547
T. Rowe Price Group, Inc.	5,616	720,083
The Charles Schwab Corp.	18,615	674,421
		2,478,051
Electric — 6.6%
Ameren Corp.	6,156	486,816
Edison International	22,663	1,152,187
Evergy, Inc.	11,897	604,606
Eversource Energy	2,718	227,089
NorthWestern Corp.	21,359	1,038,902
Pinnacle West Capital Corp.	19,047	1,419,954
Xcel Energy, Inc.	10,310	711,493
		5,641,047
Electrical Components & Equipment — 2.3%
Emerson Electric Co.	29,786	1,953,068
Electronics — 4.8%
Hubbell, Inc.	11,702	1,601,302
	Number of Shares	Value†

Electronics — (continued)
nVent Electric PLC	76,109	$1,346,368
TE Connectivity Ltd.	11,434	1,117,559
		4,065,229
Environmental Control — 1.7%
Republic Services, Inc.	15,524	1,449,165
Food — 8.3%
Conagra Brands, Inc.	36,005	1,285,738
Kellogg Co.	13,666	882,687
Koninklijke Ahold Delhaize N.V.	46,457	1,373,181
Mondelez International, Inc., Class A	8,969	515,269
Orkla ASA	80,092	808,327
Sysco Corp.	15,398	958,063
The J.M. Smucker Co.	11,273	1,302,257
		7,125,522
Food Service — 1.0%
Sodexo S.A.	12,258	873,802
Forest Products & Paper — 1.3%
Mondi PLC	51,584	1,090,729
Gas — 1.7%
Atmos Energy Corp.	8,391	802,095
Spire, Inc.	11,859	630,899
		1,432,994
Hand & Machine Tools — 0.4%
Lincoln Electric Holdings, Inc.	4,123	379,481
Healthcare Products — 6.4%
Envista Holdings Corp.*	53,728	1,326,007
Henry Schein, Inc.*	16,487	969,106
Hologic, Inc.*	9,271	616,243
Zimmer Biomet Holdings, Inc.	18,682	2,543,368
		5,454,724
Healthcare Services — 3.4%
Quest Diagnostics, Inc.	12,216	1,398,610
Universal Health Services, Inc., Class B	13,966	1,494,641
		2,893,251
Household Products & Wares — 0.4%
Kimberly-Clark Corp.	2,564	378,600
Insurance — 5.2%
Aflac, Inc.	22,216	807,551
Arthur J. Gallagher & Co.	6,746	712,243
Brown & Brown, Inc.	3,949	178,771
Chubb Ltd.	17,156	1,992,155
Reinsurance Group of America, Inc.	7,972	758,855
		4,449,575
Internet — 1.4%
F5 Networks, Inc.*	9,740	1,195,780

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Mid Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Machinery — Construction & Mining — 0.8%
Oshkosh Corp.	9,847	$723,755
Media — 1.1%
Fox Corp., Class B	35,057	980,544
Miscellaneous Manufacturing — 1.9%
IMI PLC	62,954	849,233
Textron, Inc.	20,431	737,355
		1,586,588
Oil & Gas — 2.0%
Cimarex Energy Co.	8,440	205,345
ConocoPhillips	27,005	886,844
Noble Energy, Inc.	74,815	639,669
		1,731,858
Oil & Gas Services — 0.2%
Baker Hughes Co.	14,949	198,672
Packaging and Containers — 3.4%
Graphic Packaging Holding Co.	39,543	557,161
Packaging Corp. of America	10,463	1,140,990
Sonoco Products Co.	24,427	1,247,487
		2,945,638
Pharmaceuticals — 3.4%
Becton Dickinson and Co.	2,763	642,895
Cardinal Health, Inc.	21,239	997,171
McKesson Corp.	8,242	1,227,481
		2,867,547
Retail — 4.3%
Advance Auto Parts, Inc.	8,836	1,356,326
Genuine Parts Co.	12,075	1,149,178
MSC Industrial Direct Co., Inc., Class A	18,546	1,173,591
		3,679,095
Savings & Loans — 0.7%
Capitol Federal Financial, Inc.	64,891	601,215
Semiconductors — 2.7%
Applied Materials, Inc.	20,787	1,235,787
Maxim Integrated Products, Inc.	10,065	680,495
Microchip Technology, Inc.	3,462	355,755
		2,272,037
Software — 1.9%
Cerner Corp.	16,400	1,185,556
Open Text Corp.	9,451	399,210
		1,584,766
Telecommunications — 1.0%
Rogers Communications, Inc., Class B	22,588	896,022
Textiles — 0.5%
Mohawk Industries, Inc.*	4,451	434,373
	Number of Shares	Value†

Transportation — 1.8%
Heartland Express, Inc.	38,623	$718,388
Norfolk Southern Corp.	3,702	792,191
		1,510,579
TOTAL COMMON STOCKS (Cost $77,798,715)		78,285,555

REAL ESTATE INVESTMENT TRUSTS — 3.2%
Diversified — 1.0%
Weyerhaeuser Co.	30,437	868,063
Healthcare — 1.1%
Healthpeak Properties, Inc.	17,798	483,215
Welltower, Inc.	8,064	444,246
		927,461
Hotels & Resorts — 0.8%
MGM Growth Properties LLC, Class A	25,017	699,976
Office Property — 0.3%
Piedmont Office Realty Trust, Inc., Class A	15,829	214,800
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,604,426)		2,710,300

EXCHANGE TRADED FUNDS — 2.1%
Investment Companies — 2.1%
iShares Russell Mid-Cap Value ETF (Cost $1,677,797)	22,584	1,825,691

SHORT-TERM INVESTMENTS — 2.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.000%) (Cost $2,216,648)	2,216,648	2,216,648
TOTAL INVESTMENTS — 99.4% (Cost $84,297,586)		$85,038,194
Other Assets & Liabilities — 0.6%		496,075
TOTAL NET ASSETS — 100.0%		$85,534,269

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
ASA— Allmennaksjeselskap.
ETF— Exchange-Traded Fund.
LLC— Limited Liability Company.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Mid Core Value Fund
Country Weightings as of 09/30/2020††
United States	84%
United Kingdom	5
Switzerland	4
Netherlands	2
Canada	1
France	1
Norway	1
Other	2
Total	100%
††	% of total investments as of September 30, 2020
Open forward foreign currency contracts held by Mid Core Value Fund at September 30, 2020 were as follows:
	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain	Unrealized Foreign Exchange Loss
Sell	Japanese Yen	Bank of America	12/30/2020	(50,245,852)	105.31166	$(478,931)	$(477,116)	$1,815	$—
Sell	Canadian Dollar	Morgan Stanley	12/31/2020	(1,017,589)	1.33086	(763,331)	(764,610)	—	(1,280)
Sell	Pound Sterling	JP Morgan	12/31/2020	(1,805,137)	0.77443	(2,299,609)	(2,330,923)	—	(31,313)
Sell	Norwegian Krone	Goldman Sachs	12/30/2020	(6,366,673)	9.32434	(680,888)	(682,802)	—	(1,913)
Sell	Euro	Credit Suisse	12/31/2020	(1,641,985)	0.85099	(1,927,362)	(1,929,499)	—	(2,138)
	Total							$1,815	$(36,644)
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